Inventory	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]	7. Inventory At December 31, 2011 and 2010, the Company’s inventory consisted of the following:
	2011	2010
Work in process	$-	$376,150
	$-	$376,150